OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014


                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Diversified High Income Trust
                     SCHEDULE OF INVESTMENTS 7/31/09 (unaudited)

     Principal
     Amount
     USD ($)                                                        Value ($)

                     ASSET BACKED SECURITIES - 3.2% of Net Assets
                     Consumer Services - 0.3%
                     Restaurants - 0.3%
     500,000         DB Master Finance LLC, 8.285%, 6/20/31 (144A)      431,350
                     Total Consumer Services                            431,350

                     Banks - 2.6%
                     Thrifts & Mortgage Finance - 2.6%
     246,741    (a)  Ace Securities Corp., 0.885%, 12/25/34             150,850
     974,674    (a)  Bayview Financial Acquisition Trust, 0.87%, 8/28   835,892
     1,578,366  (a)  Bayview Financial Acquisition Trust, 0.915%, 5/2  1,222,520
     200,000    (a)  Carrington Mortgage Loan Trust, 0.385%, 10/25/36   127,077
     699,000    (a)  Carrington Mortgage Loan Trust, 0.485%, 2/25/37    391,169
     176,075    (a)  Countrywide Asset-Backed Certificates, 0.465%, 7   121,557
     80,990     (a)  First Franklin Mortgage Loan Asset-Backed Certif    53,128
     250,000    (a)  GSAMP Trust, 0.415%, 1/25/37                       173,876
     162,947    (a)  GSAMP Trust, 0.715%, 3/25/35                       155,355
     724,977    (a)  Lehman XS Trust, 0.635%, 12/25/35                  179,988
     160,148    (a)  Residential Asset Mortgage Products, Inc., 0.485   109,009
                     Total Banks                                       3,520,421

                     Diversified Financials - 0.3%
                     Other Diversified Financial Services - 0.3%
     950,000    (a)  Aircraft Finance Trust, 0.768%, 5/15/24 (144A)     256,500
     233,734    (a)  Aircraft Finance Trust, 0.788%, 5/15/24 (144A)     140,241
                     Total Diversified Financials                       396,741
                     TOTAL ASSET BACKED SECURITIES                     4,348,512
                     (Cost $5,273,787)

                     COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5% of Net Assets
                     Banks - 1.5%
                     Thrifts & Mortgage Finance - 1.5%
     280,534    (a)  Countrywide Home Loans, 0.635%, 3/25/35             65,868
     609,275    (a)  Downey Savings and Loan Association Mortgage Loa   216,798
     418,876    (a)  Downey Savings and Loan Association Mortgage Loa    62,832
     1,322,670  (a)  Impac CMB Trust, 1.045%, 1/25/35                   812,868
     243,238    (a)  Impac Secured Assets CMN Owner Trust, 0.375%, 11   100,503
     755,118    (a)  Luminent Mortgage Trust, 0.545%, 7/25/36           101,333
     452,566    (a)  WaMu Mortgage Pass-Through Certificates, 0.515%,   273,197
     1,490,393  (a)  WaMu Mortgage Pass-Through Certificates, 0.765%,   382,043
                     Total Banks                                       2,015,442
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                     (Cost $3,580,510)                                 2,015,442

                     CORPORATE BONDS & NOTES - 82.0% of Net Assets
                     Energy - 7.0%
                     Oil & Gas Drilling - 0.1%
NOK  1,500,000       Petrolia Drilling ASA, 12.0%, 6/20/12 (144A)        77,974

                     Oil & Gas Equipment & Services - 1.1%
     300,000    (b)  Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)             60,000
     1,120,000       Oceanografia SA de CV, 11.25%, 7/15/15 (144A)      571,200
     700,000    (a)  Sevan Marine ASA, 4.43%, 5/14/13 (144A)            483,000
NOK  3,000,000  (a)  Sevan Marine ASA, 7.38%, 10/24/12 (144A)           350,883
     154,800         Skeie Drilling & Production ASA, 11.25%, 3/8/13     64,322
                                                                       1,529,405

                     Oil & Gas Exploration & Production - 4.5%
     505,000         Berry Petroleum Co., 10.25%, 6/1/14                527,725
     125,000         Chesapeake Energy Corp., 9.5%, 2/15/15             132,656
     500,000    (m)  Harvest Operations Corp., 7.875%, 10/15/11         435,000
     970,000         Hilcorp Energy I LP, 9.0%, 6/1/16 (144A)           892,400
     685,000         Linn Energy LLC, 11.75%, 5/15/17 (144A)            691,850
     855,000         Mariner Energy, Inc., 11.75%, 6/30/16              893,475
NOK  3,500,000       Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)     528,761
NOK  2,000,000       PA Resources AB, 8.75%, 3/10/10                    308,647
     530,000         Parallel Petroleum Corp., 10.25%, 8/1/14           376,300
     225,000         PetroQuest Energy, Inc., 10.375%, 5/15/12          198,000
     240,000         Quicksilver Resources, Inc., 7.125%, 4/1/16        201,600
     335,000         SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)        304,850
     670,000    (c)  SandRidge Energy, Inc., 8.625%, 4/1/15             636,500
                                                                       6,127,764
                     Oil & Gas Storage & Transportation - 1.0%
     500,000         Holly Energy Partners LP, 6.25%, 3/1/15            445,000
     1,245,000  (a)  Southern Union Co., 7.2%, 11/1/66                  896,400
                                                                       1,341,400
                     Coal & Consumable Fuels - 0.3%
     505,000         Massey Energy Co., 6.875%, 12/15/13                487,325
                     Total Energy                                      9,563,868
                     Materials - 10.3%
                     Commodity Chemicals - 0.3%
     195,000    (d)  ARCO Chemical Co., 9.8%, 2/1/20                     51,675
     1,530,000  (d)  Georgia Gulf Corp., 10.75%, 10/15/16               260,100
     300,000    (d)  Montell Finance Co. BV, 8.1%, 3/15/27 (144A)       157,500
                                                                        469,275
                     Diversified Chemicals - 0.9%
     380,000         Ashland, Inc., 9.125%, 6/1/17 (144A)               400,900
EURO 1,275,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)   822,476
                                                                       1,223,376
                     Specialty Chemicals - 0.1%
EURO 200,000         Kronos International, Inc., 6.5%, 4/15/13          144,611

                     Construction Materials - 0.9%
     865,000         AGY Holding Corp., 11.0%, 11/15/14                 696,325
     300,000  (a)(e) C8 Capital SPV, Ltd., 6.64% (144A)                 169,077
     500,000         U.S. Concrete, Inc., 8.375%, 4/1/14                321,250
                                                                       1,186,652
                     Metal & Glass Containers - 1.7%
     1,145,000       AEP Industries, Inc., 7.875%, 3/15/13             1,033,362
EURO 255,000         Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)     378,700
EURO 625,000         Impress Holdings BV, 9.25%, 9/15/14 (144A)         879,452
                                                                       2,291,514
                     Paper Packaging - 1.2%
     700,000         Graham Packaging Co., Inc., 9.875%, 10/15/14       670,250
     500,000         Graphic Packaging International, Inc., 9.5%, 8/1   498,125
     750,000         U.S. Corrugated, Inc., 10.0%, 6/1/13               525,000
                                                                       1,693,375
                     Aluminum - 0.7%
     600,000    (d)  Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (14    88,500
     300,000         CII Carbon LLC, 11.125%, 11/15/15 (144A)           240,000
     1,244,070(a)(c) Noranda Aluminum Acquisition Corp., 5.413%, 5/15   647,878
                                                                        976,378
                     Diversified Metals & Mining - 1.4%
     320,000    (c)  Blaze Recycling & Metals LLC, 13.0%, 7/16/12       200,000
     195,000         FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)     201,338
     745,000         Teck Resources, Ltd., 10.25%, 5/15/16 (144A)       843,712
     750,000         Vedanta Resources Plc, 9.5%, 7/18/18 (144A)        684,375
                                                                       1,929,425
                     Precious Metals & Minerals - 0.3%
     500,000         ALROSA Finance SA, 8.875%, 11/17/14 (144A)         460,000

                     Steel - 1.4%
     1,245,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)   846,600
     250,000         Evraz Group SA, 9.5%, 4/24/18 (144A)               211,250
     920,000         Ryerson, Inc., 12.0%, 11/1/15                      818,800
EURO 50,000          Zlomrex International Finance SA, 8.5%, 2/1/14 (    12,760
                                                                       1,889,410
                     Forest Products - 0.5%
     47,652     (m)  Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A    19,436
     500,000    (d)  Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 (   350,000
     250,000         Sino-Forest Corp., 10.25%, 7/28/14 (144A)          257,500
                                                                        626,936
                     Paper Products - 0.9%
     425,000         Cellu Tissue Holdings, Inc., 11.5%, 6/1/14 (144A   425,000
     260,000         Clearwater Paper Corp., 10.625%, 6/15/16 (144A)    274,300
     600,000         Exopack Holding Corp., 11.25%, 2/1/14              534,000
                                                                       1,233,300
                     Total Materials                                  14,124,252

                     Capital Goods - 6.4%
                     Aerospace & Defense - 1.2%
     750,000         Aeroflex. Inc., 11.75%, 2/15/15                    607,500
EURO 500,000         Bombardier, Inc., 7.25%, 11/15/16 (144A)           637,990
     405,000         DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)           422,213
                                                                       1,667,703
                     Building Products - 0.3%
     365,000         USG Corp., 9.75%, 8/1/14 (144A)                    372,300

                     Construction & Engineering - 0.6%
     350,000         Dycom Industries, Inc., 8.125%, 10/15/15           288,750
     100,000    (a)  Esco Corp., 4.504%, 12/15/13 (144A)                 84,000
     500,000         Esco Corp., 8.625%, 12/15/13 (144A)                460,000
                                                                        832,750
                     Industrial Conglomerates - 0.6%
     671,898  (c)(f) American Achievement Group Holding Corp., 16.75%   117,022
     500,000         Cia Latinoamericana de Infraestructura & Servici   340,625
     500,000    (d)  Indalex Holding Corp., 11.5%, 2/1/14                25,000
     740,000         Park-Ohio Industries, Inc., 8.375%, 11/15/14       377,400
                                                                        860,047
                     Construction & Farm Machinery & Heavy Trucks - 1.6%
     720,000         American Railcar Industries, Inc., 7.5%, 3/1/14    658,800
     770,000         Commercial Vehicle Group, Inc., 8.0%, 7/1/13       438,900
     950,000         Greenbrier Companies, Inc., 8.375%, 5/15/15        693,500
     400,000         Titan International, Inc., 8.0%, 1/15/12           368,000
                                                                       2,159,200
                     Industrial Machinery - 1.0%
     1,220,000       Industrias Metalurgicas Pescarmona SA, 11.25%, 1   780,800
     875,000         Mueller Water Products, Inc., 7.375%, 6/1/17       640,938
                                                                       1,421,738
                     Trading Companies & Distributors - 1.1%
     500,000    (m)  Intcomex, Inc., 11.75%, 1/15/11                    195,625
     500,000         KAR Holdings, Inc., 10.0%, 5/1/15                  440,000
     1,000,000       Wesco Distribution, Inc., 7.5%, 10/15/17           800,000
                                                                       1,435,625
                     Total Capital Goods                               8,749,363
                     Commercial & Professional Services - 0.4%
                     Commercial Printing - 0.1%
     250,000         Sheridan Group, Inc., 10.25%, 8/15/11              167,500

                     Environmental & Facilities Services - 0.2%
     700,000  (d)(m) Aleris International, Inc., 10.0%, 12/15/16         10,500
     210,000         Casella Waste Systems, Inc., 11.0%, 7/15/14 (144   217,350
EURO 107,128         New Reclamation Group Pty., Ltd., 8.125%, 2/1/13    89,610
                                                                        317,460
                     Diversified Support Services - 0.1%
     400        (g)  MSX International, Ltd., UK, 12.5%, 4/1/12 (144A   136,000
                     Total Commercial & Professional Services           620,960

                     Transportation - 0.6%
                     Air Freight & Logistics - 0.4%
     775,000         CEVA Group Plc, 10.0%, 9/1/14 (144A)               573,500

                     Railroads - 0.2%
     240,000         Kansas City Southern de Mexico, 7.625%, 12/1/13    216,000
                     Total Transportation                               789,500

                     Automobiles &  Components - 1.9%
                     Auto Parts & Equipment - 1.7%
     980,000    (m)  Allison Transmission, Inc., 11.0%, 11/1/15 (144A   891,800
     1,140,000  (d)  Lear Corp., 8.75%, 12/1/16                         510,150
     500,000    (f)  Stanadyne Corp., 0.0%, 2/15/15                     245,000
     160,000         Stanadyne Corp., 10.0%, 8/15/14                    129,600
     700,000         Tenneco, Inc., 8.625%, 11/15/14                    602,000
                                                                       2,378,550
                     Tires & Rubber - 0.2%
     235,000         Goodyear Tire & Rubber Co., 10.5%, 5/15/16         252,037
                     Total Automobiles & Components                    2,630,587

                     Consumer Durables & Apparel - 1.4%
                     Homebuilding - 0.4%
     695,000         Meritage Homes Corp., 6.25%, 3/15/15               568,163

                     Housewares & Specialties - 0.6%
     1,000,000       Yankee Acquisition Corp., 9.75%, 2/15/17           830,000

                     Textiles - 0.4%
     500,000         Invista, 9.25%, 5/1/12 (144A)                      480,000
                     Total Consumer Durables & Apparel                 1,878,163

                     Consumer Services - 2.6%
                     Casinos & Gaming - 2.6%
     500,000    (d)  Buffalo Thunder Development Authority, 9.375%, 1    73,750
EURO 1,155,000       Codere Finance Luxembourg SA, 8.25%, 6/15/15 (14  1,203,568
     395,000         FireKeepers Development Authority, 13.875%, 5/1/   395,000
     95,000          Galaxy Entertainment Finance Co., Ltd., 9.875%,     90,250
     275,000    (b)  Little Traverse Bay Bands of Odawa Indians, 10.2   116,875
     1,615,000       Mashantucket Western Pequot Tribe, 8.5%, 11/15/1   791,350
EURO 50,000          Peermont Global, Ltd., 7.75%, 4/30/14 (144A)        55,647
     180,000    (m)  Scientific Games International, Inc., 9.25%, 6/1   186,300
     585,000    (d)  Station Casinos, Inc., 6.625%, 3/15/18              13,163
     750,000    (d)  Trump Entertainment Resorts, Inc., 8.5%, 6/1/15     97,500
EURO 405,000         Unibet Group Plc, 9.7%, 12/21/10                   579,933
                     Total Consumer Services                           3,603,336

                     Media - 3.2%
                     Broadcasting - 2.8%
     40,000     (d)  CCH I LLC, 11.0%, 10/1/15 (144A)                    4,950
     250,000    (d)  CCH II LLC, 10.25%, 9/15/10                        266,250
     840,000         Hughes Network Systems LLC, 9.5%, 4/15/14          840,000
     800,000  (a)(c) Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)       623,558
     500,000         Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1/1   505,000
     400,000         Kabel Deutschland GmbH, 10.625%, 7/1/14            419,000
     430,000         Telesat Canada, 12.5%, 11/1/17 (144A)              438,600
     1,245,000(c)(m) Univision Communications, Inc., 9.75%, 3/15/15 (   821,700
                                                                       3,919,058
                     Publishing - 0.4%
     600,000         Cengage Learning Acquisitions, Inc., 10.5%, 1/15   516,000
                     Total Media                                       4,435,058

                     Retailing - 0.9%
                     Internet Retail - 0.3%
     465,000         Ticketmaster Entertainment, Inc., 10.75%, 7/28/1   432,450

                     Apparel Retail - 0.0%
EURO 74,000     (a)  Edcon Holdings Pty., Ltd., 6.777%, 6/15/15 (144A    52,457

                     Specialty Stores - 0.6%
     800,000    (m)  Sally Holdings LLC, 10.5%, 11/15/16                824,000
                     Total Retailing                                   1,308,907
                     Food, Beverage & Tobacco - 2.7%
                     Distillers & Vintners - 0.0%
EURO 330,000  (d)(h) Belvedere SA, 0.0%, 5/15/13 (144A)                  70,179

                     Packaged Foods & Meats - 1.4%
     490,000    (d)  Arantes International, Ltd., 10.25%, 6/19/13 (14    19,600
     400,000         Bertin Ltda, 10.25%, 10/5/16 (144A)                332,500
     400,000    (d)  Independencia International, Ltd., 9.875%, 5/15/    44,000
     700,000         Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)    609,875
     1,175,000       Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)        694,719
     275,000    (f)  SA Fabrica de Produtos Alimenticios Vigor, 9.25%   165,000
                                                                       1,865,694
                     Tobacco - 1.3%
     1,765,000       Alliance One International, Inc., 10.0%, 7/15/16  1,738,525
                     Total Food, Beverage & Tobacco                    3,674,398

                     Household & Personal Products - 0.1%
                     Household  Products - 0.1%
     205,000         Central Garden and Pet Co., 9.125%, 2/1/13         204,488
                     Total Household & Personal Products                204,488

                     Health Care Equipment & Services - 4.9%
                     Health Care Equipment & Services - 0.5%
     750,000         Accellent, Inc., 10.5%, 12/1/13                    691,875

                     Health Care Supplies - 1.5%
     750,000         Bausch & Lomb, Inc., 9.875%, 11/1/15               748,125
     1,265,000  (c)  Biomet, Inc., 10.375%, 10/15/17                   1,350,387
                                                                       2,098,512

                     Health Care Services - 2.4%
     1,385,000       DASA Finance Corp., 8.75%, 5/29/18 (144A)         1,386,731
     500,000         Rural/Metro Corp., 9.875%, 3/15/15                 457,500
     759,890    (c)  Surgical Care Affiliates, Inc., 8.875%, 7/15/15    554,720
     1,170,000       Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (   830,700
                                                                       3,229,651
                     Health Care Facilities - 0.2%
     225,000         HCA, Inc., 8.5%, 4/15/19 (144A)                    230,625

                     Managed Health Care - 0.3%
     500,000         Multiplan, Inc., 10.375%, 4/15/16 (144A)           480,000
                     Total Health Care Equipment & Services            6,730,663

                     Pharmaceuticals & Biotechnology & Life Sciences - 0.4%
                     Pharmaceuticals - 0.4%
     260,000         Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14     148,200
     250,000         Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)   226,875
     200,000         Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)   180,500
                     Total Pharmaceuticals & Biotechnology & Life Sci   555,575

                     Banks - 1.9%
                     Diversified Banks - 1.1%
     250,000         ATF Capital BV, 9.25%, 2/21/14 (144A)              192,500
     500,000    (a)  Banco Macro SA, 9.75%, 12/18/36                    324,375
     700,000         Banco Macro SA, 10.75%, 6/7/12                     350,875
     200,000         JSC TemirBank, 9.5%, 5/21/14 (144A)                 46,000
     550,000         Russian Standard Finance SA, 7.5%, 10/7/10 (144A   486,750
     500,000    (b)  TuranAlem Finance BV, 8.5%, 2/10/15 (144A)         115,000
                                                                       1,515,500
                     Regional Banks - 0.8%
     600,000  (a)(e) PNC Financial Services Group, Inc., 8.25%          542,201
     500,000  (a)(e)(Wells Fargo Capital XV, 9.75%                      508,750
                                                                       1,050,951
                     Total Banks                                       2,566,451

                     Diversified Financials - 2.5%
                     Other Diversified Financial Services - 0.3%
     400,000    (a)  Ibis Re, Ltd., 10.874%, 5/10/12 (144A)             403,640

                     Specialized Finance - 1.3%
     750,000         ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)     345,000
     500,000         Capital One Capital V, 10.25%, 8/15/39             508,750
     525,000    (a)  NCO Group, Inc., 5.758%, 11/15/13                  351,750
     900,000         NCO Group, Inc., 11.875%, 11/15/14                 522,000
                                                                       1,727,500
                     Asset Management & Custody Banks - 0.7%
     375,000         Janus Capital Group, Inc., 6.5%, 6/15/12           363,873
     665,000         Janus Capital Group, Inc., 6.95%, 6/15/17          594,160
                                                                        958,033
                     Investment Banking & Brokerage - 0.2%
     450,000  (a)(e) Goldman Sachs Capital II, 5.793%                   315,000
                     Total Diversified Financials                      3,404,173
                     Insurance - 22.6%
                     Insurance Brokers - 1.3%
     250,000         Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)     220,000
     1,050,000       HUB International Holdings, Inc., 10.25%, 6/15/1   832,125
     500,000    (a)  USI Holdings Corp., 4.758%, 11/15/14 (144A)        350,000
     554,000         USI Holdings Corp., 9.75%, 5/15/15 (144A)          407,190
                                                                       1,809,315
                     Multi-Line Insurance - 1.2%
     1,000,000  (a)  Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)   645,711
     1,000,000  (a)  Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144   842,500
     65,000          Sul America Participacoes SA, 8.625%, 2/15/12 (1    67,031
                                                                       1,555,242
                     Reinsurance - 20.1%
     1,500,000  (a)  AKIBARE, 3.666%, 5/22/12 (144A)                   1,432,950
     1,000,000  (a)  AKIBARE, 3.866%, 5/22/12 (144A)                    953,100
EURO 1,500,000  (a)  Atlas Reinsurance Plc, 11.358%, 1/10/11 (144A)    2,020,302
     2,000,000  (a)  Blue Fin, Ltd., 4.948%, 4/10/12 (144A)            1,736,600
     1,000,000  (a)  Caelus Re, Ltd., 6.918%, 6/7/11 (144A)             910,300
     1,000,000  (a)  Calabash Re II, Ltd., 9.024%, 1/8/10 (144A)        948,600
     1,500,000  (a)  Calabash Re II, Ltd., 10.224%, 1/8/10 (144A)      1,505,100
     1,000,000  (a)  Carillon, Ltd., 15.879%, 1/10/11 (144A)            921,100
     1,500,000  (a)  East Lane Re, Ltd., 8.028%, 5/6/11 (144A)         1,401,600
     1,750,000  (a)  Fhu-Jin, Ltd., 4.916%, 8/10/11 (144A)             1,682,100
     500,000    (a)  Foundation Re, Ltd., 8.076%, 2/24/10 (144A)        483,050
     1,000,000  (a)  GlobeCat, Ltd., 6.595%, 1/2/13 (144A)              915,700
     350,000    (a)  GlobeCat, Ltd., 9.845%, 1/2/13 (144A)              274,540
EURO 1,500,000  (a)  Green Valley, Ltd., 4.629%, 1/10/11 (144A)        2,035,401
     820,000  (a)(m) MBIA Insurance Corp., 14.0%, 1/15/33 (144A)        290,075
     2,500,000  (a)  Muteki, Ltd., 5.283%, 5/24/11 (144A)              2,379,750
     250,000    (a)  Mystic Re, Ltd., 12.668%, 3/20/12 (144A)           255,500
     1,000,000  (a)  Nelson Re, Ltd., 5.383%, 6/6/11 (144A)             944,600
     1,000,000  (a)  Newton Re, Ltd., 5.26%, 12/24/10 (144A)            986,000
     1,000,000  (a)  Newton Re, Ltd., 7.56%, 12/24/10 (144A)            915,100
     425,000    (a)  Residential Reinsurance 2008, Ltd., 7.418%, 6/6/   391,425
     2,000,000  (a)  Residential Reinsurance 2008, Ltd., 12.168%, 6/6  1,820,200
     440,000    (a)  Successor II, Ltd., 17.379%, 4/6/10 (144A)         407,132
     2,000,000  (a)  Successor II, Ltd., 25.629%, 4/6/10 (144A)        1,794,800
     500,000  (a)(d) Willow Re, Ltd., 0.0%, 6/16/10 (144A)              257,500
                                                                      27,662,525
                     Total Insurance                                  31,027,082

                     Real Estate - 0.2%
                     Real Estate Operating Companies - 0.2%
     88,261          Alto Palermo SA, 11.0%, 6/11/12 (144A)              50,419
     410,000         IRSA Inversiones y Representaciones SA, 8.5%, 2/   281,875
                     Total Real Estate                                  332,294

                     Software & Services - 3.0%
                     Internet Software & Services - 0.7%
     905,000         Terremark Worldwide, Inc., 12.0%, 6/15/17 (144A)   914,050

                     IT Consulting & Other Services - 0.2%
     405,000         Activant Solutions, Inc., 9.5%, 5/1/16             329,569

                     Data Processing & Outsourced Services - 0.9%
     1,465,000  (m)  First Data Corp., 9.875%, 9/24/15                 1,236,094

                     Application Software - 0.9%
     1,390,000       Vangent, Inc., 9.625%, 2/15/15                    1,237,100

                     Systems Software - 0.3%
     1,110,000       Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)     355,200
                     Total Software & Services                         4,072,013

                     Technology Hardware & Equipment - 0.5%
                     Computer Storage & Peripherals - 0.3%
     430,000         Seagate Technology International, 10.0%, 5/1/14    470,850

                     Electronic Equipment & Instruments - 0.2%
     250,000         Da-Lite Screen Co., Inc., 9.5%, 5/15/11            220,000

                     Electronic Manufacturing Services - 0.0%
     70,000     (m)  Sanmina-SCI Corp., 6.75%, 3/1/13                    63,700
                     Total Technology Hardware & Equipment              754,550

                     Telecommunication Services - 6.0%
                     Integrated Telecommunication Services - 3.7%
     910,000         Broadview Networks Holdings, Inc., 11.375%, 9/1/   746,200
     1,200,000       GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A)  1,128,000
     1,250,000       GCI, Inc., 7.25%, 2/15/14                         1,162,500
     750,000         PAETEC Holding Corp., 8.875%, 6/30/17 (144A)       712,500
     1,010,000  (m)  PAETEC Holding Corp., 9.5%, 7/15/15                873,650
     500,000         Windstream Corp., 8.625%, 8/1/16                   507,500
                                                                       5,130,350
                     Wireless Telecommunication Services - 2.3%
     210,000         Cell C Property, Ltd., 11.0%, 7/1/15 (144A)        186,900
     365,000         Cricket Communications, Inc., 7.75%, 5/15/16 (14   363,175
     500,000         Cricket Communications, Inc., 9.375%, 11/1/14      507,500
     400,000         Digicel, Ltd., 9.25%, 9/1/12 (144A)                400,000
     540,000         OJSC Vimpel Communications, 9.125%, 4/30/18 (144   488,700
     1,330,000       True Move Co., Ltd., 10.375%, 8/1/14 (144A)       1,157,100
                                                                       3,103,375
                     Total Telecommunication Services                  8,233,725
                     Utilities - 2.5%
                     Electric Utilities - 1.0%
     750,000         Cia de Transporte de Energia Electrica de Alta T   511,875
     1,200,000  (m)  Texas Competitive Electric Holdings Co. LLC, 10.   942,000
                                                                       1,453,875
                     Gas Utilities - 1.0%
     490,000         Inergy, L.P., 8.25%, 3/1/16                        486,325
     1,135,000       Transportadora de Gas del Sur SA, 7.875%, 5/14/1   852,669
                                                                       1,338,994
                     Multi-Utilities - 0.2%
     225,000         PNM Resources, Inc., 9.25%, 5/15/15                218,250

                     Independent Power Producers & Energy Traders - 0.3%
     500,000         Intergen NV, 9.0%, 6/30/17 (144A)                  492,500
                     Total Utilities                                  3,503,619
                     TOTAL CORPORATE BONDS & NOTES
                     (Cost $135,448,869)                             112,763,025

                     CONVERTIBLE BONDS & NOTES - 3.7% of Net Assets
                     Materials - 0.4%
                     Diverified Chemicals - 0.4%
     900,000         Hercules Inc, 6.5%, 6/30/29                        490,500
                     Total Materials                                    490,500

                     Transportation - 0.5%
                     Marine - 0.5%
     990,000         Horizon Lines, Inc., 4.25%, 8/15/12                693,000
                     Total Transportation                               693,000

                     Media - 0.2%
                     Movies & Entertainment - 0.2%
     559,000         Live Nation, Inc., 2.875%, 7/15/27                 327,714
                     Total Media                                        327,714

                     Health Care Equipment & Services - 1.7%
                     Health Care Equipment & Services - 0.6%
     1,040,000       Hologic, Inc., 2.0%, 12/15/37                      798,200

                     Health Care Services - 0.8%
     1,550,000       Omnicare, Inc., 3.25%, 12/15/35                   1,148,937

                     Health Care Facilities - 0.3%
     405,000         LifePoint Hospitals, Inc., 3.5%, 5/15/14           344,756
                     Total Health Care Equipment & Services            2,291,893

                     Technology Hardware & Equipment - 0.2%
                     Communications Equipment - 0.2%
     850,000    (d)  Nortel Networks Corp., 2.125%, 4/15/14             345,313
                     Total Technology Hardware & Equipment              345,313

                     Telecommunication Services - 0.7%
                     Wireless Telecommunication Services - 0.7%
     1,150,000       NII Holdings, Inc., 3.125%, 6/15/12                958,812
                     Total Telecommunication Services                   958,812
                     TOTAL CONVERTIBLE BONDS & NOTES
                     (Cost $5,346,835)                                5,107,232

                     FLOATING RATE LOAN INTERESTS - 41.3% of Net Assets(i)
                     Energy - 0.4%
                     Integrated Oil & Gas - 0.2%
     337,450         Hudson Products Holdings, Inc., Term Loan, 8.0%,   317,203

                     Oil & Gas Exploration & Production - 0.2%
     320,588         Venoco, Inc., Second Lien Term Loan, 4.13%, 5/7/   249,658
                     Total Energy                                       566,861

                     Materials - 4.3%
                     Diversified Chemicals - 0.7%
     989,899         Huntsman International LLC, New Dollar Term Loan   920,111

                     Paper Packaging - 0.8%
     53,022          Graham Packaging Co. LP, Term Loan B, 2.563%, 10    51,210
     530,601         Graham Packaging Co. LP, Term Loan C, 6.75%, 4/5   530,506
     492,500         Graphic Packaging International, Inc., Increment   475,468
                                                                       1,057,184
                     Steel - 1.2%
     1,297,689       Essar Steel Algoma, Inc., Term Loan, 2.79%, 6/20  1,077,082
     1,296,846       Niagara Corp., Term Loan, 7.25%, 6/30/14           661,392
                                                                       1,738,474
                     Forest Products - 0.8%
     1,500,000  (c)  Ainsworth Lumber Co., Ltd., Term Loan, 5.313%, 6  1,125,000

                     Paper Products - 0.8%
     1,135,313       Georgia-Pacific LLC, Term Loan B, 2.3% - 2.65%,   1,098,415
                     Total Materials                                   5,939,184

                     Capital Goods - 3.3%
                     Aerospace & Defense - 1.5%
     736,875         Aeroflex, Inc., Tranche B-2 Term Loan, 4.063% -    668,714
     500,231         DAE Aviation Holdings, Inc., Tranche B-1 Term Lo   415,192
     493,655         Spirit Aerosystems, Inc., Term Loan B-1, 2.255%,   482,548
     490,629         Standard Aero, Ltd., Tranche B-2 Term Loan, 4.09   407,222
                                                                       1,973,676
                     Construction & Engineering - 0.8%
     1,158,000       Goodman Global, Inc., Term Loan, 6.5%, 2/13/14    1,134,116

                     Construction & Farm Machinery & Heavy Trucks - 1.0%
     1,000,000       Accuride Corp., Advance Term Loan, 8.0%, 1/31/12   922,500
     500,000         Manitowoc Co., Inc., Term Loan B, 7.5%, 8/25/14    454,584
                                                                       1,377,084
                     Total Capital Goods                               4,484,876

                     Commercial  & Professional Services - 2.1%
                     Commercial Printing - 0.2%
     6,940           Cenveo Corp., Delayed Draw Term Loan, 5.109%, 6/    6,662
     243,060         Cenveo Corp., Facility Term Loan C, 5.109%, 6/21   233,338
                                                                        240,000
                     Diversified Commercial & Professional Services - 1.1%
     722,863         Asset Acceptance Capital Corp., Tranche B Term L   675,877
     1,000,000       Rental Service Corp., Second Lien Initial Term L   820,000
                                                                       1,495,877
                     Environmental & Facilities Services - 0.8%
     125,000         Casella Waste Systems, Inc., Term Loan B, 7.0%,    124,063
     1,225,000       Synagro Technologies, Inc., First Lien Term Loan   988,167
                                                                       1,112,230
                     Total Commercial  & Professional Services         2,848,107

                     Transportation - 1.0%
                     Air Freight & Logistics - 1.0%
     439,482         Ceva Group Plc, Pre-Funded LC Loan, 0.498%, 11/4   328,147
     1,312,964       Ceva Group Plc, U.S. Term Loan, 3.285%, 11/4/13    980,347
                     Total Transportation                              1,308,494

                     Automobiles & Components - 1.0%
                     Tires & Rubber - 0.7%
     1,000,000       Goodyear Tire & Rubber Co., Second Lien Term Loa   926,667

                     Automobile Manufacturers - 0.3%
     500,000         Ford Motor Co., Term Loan, 3.29% - 3.51%, 12/15/   426,875
                     Total Automobiles & Components                    1,353,542

                     Consumer Durables & Apparel - 0.9%
                     Housewares & Specialties - 0.6%
     876,651         Yankee Candle Co., Inc., Term Loan, 2.29%, 2/6/1   802,136

                     Apparel, Accessories & Luxury Goods - 0.3%
     441,192         Hanesbrands, Inc., Term Loan B, 5.039% - 5.254%,   444,460
                     Total Consumer Durables & Apparel                 1,246,596

                     Consumer Services - 0.6%
                     Casinos & Gaming - 0.5%
     500,000         Fontainebleau Las Vegas LLC, Delayed Draw Term L   165,000
     1,000,000       Fontainebleau Las Vegas LLC, Initial Term Loan,    330,000
     1,000,000       Gateway Casinos & Entertainment, Inc., Advance S   207,500
                                                                        702,500
                     Hotels, Resorts & Cruise Lines - 0.1%
     168,000         Travelport LLC, Incremental Term Loan C, 10.5%,    169,155
                     Total Consumer Services                            871,655

                     Media - 2.2%
                     Broadcasting - 1.1%
     1,000,000       Insight Midwest Holdings LLC, Term Loan B, 2.31%   949,286
     675,000         Univision Communications, Inc., Initial Term Loa   546,610
                                                                       1,495,896
                     Cable & Satellite - 0.1%
     157,712         Knology, Inc., Term Loan, 2.535%, 6/30/12          147,461

                     Movies & Entertainment - 0.5%
     881,219         Lodgenet Entertainment Corp., Closing Date Term    760,051

                     Publishing - 0.5%
     871,967         RH Donnelley, Inc., Tranche D-1 Term Loan, 6.75%   667,055
                     Total Media                                       3,070,463

                     Retailing - 0.2%
                     Catalog Retail - 0.2%
     250,000         QVC, Inc., Tranche 2-W Term Loan, 3.5%, 10/4/11    247,500
                     Total Retailing                                    247,500

                     Food & Staples Retailing - 0.8%
                     Drug Retail - 0.8%
     1,000,000       Rite Aid Corp., Tranche 4 Term Loan, 9.5%, 6/10/  1,030,000
                     Total Food & Staples Retailing                    1,030,000

                     Food, Beverage & Tobacco - 0.5%
                     Packaged Foods & Meats - 0.5%
     738,665         Dean Foods Co., Tranche B Term Loan, 1.665% - 1.   712,504
                     Total Food, Beverage & Tobacco                     712,504

                     Household & Personal Products - 0.5%
                     Personal Products - 0.5%
     780,228         Brickman Group Holdings, Inc., Tranche B Term Lo   716,835
                     Total Household & Personal Products                716,835

                     Health Care Equipment & Services - 5.7%
                     Health Care Equipment & Services - 1.2%
     1,714,824       Talecris Biotherapeutics Holdings Corp., First L  1,603,361

                     Health Care Supplies - 1.0%
     90,000          Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.5    85,516
     354,599         Bausch & Lomb, Inc., Parent Term Loan, 3.848%, 4   336,933
     490,000         IM US Holdings LLC, First Lien Term Loan, 2.285%   472,033
     600,000         IM US Holdings LLC, Second Lien Term Loan, 4.535   558,750
                                                                       1,453,232
                     Health Care Services - 1.5%
     1,355,208       Catalent Pharma Solutions, Inc., Dollar Term Loa  1,160,962
     954,671         HealthSouth Corp., Term Loan, 2.54%, 3/10/13       912,393
                                                                       2,073,355
                     Health Care Facilities - 2.0%
     45,457          Community Health Systems, Inc., Delayed Draw Ter    42,815
     891,053         Community Health Systems, Inc., Term Loan, 2.535   839,260
     713,997         Hanger Orthopedic Group, Inc., Tranche B Term Lo   667,587
     375,000         HCA, Inc., Tranche B-1 Term Loan, 6.012%, 11/18/   352,712
     162,256         Sun Healthcare Group, Inc., Synthetic LC Loan, 0   146,436
     766,711         Sun Healthcare Group, Inc., Term Loan, 2.502% -    691,957
                                                                       2,740,767
                     Total Health Care Equipment & Services            7,870,715

                     Pharmaceuticals & Biotechnology & Life Sciences - 0.7%
                     Pharmaceuticals - 0.5%
     727,500         Mylan, Inc., U.S. Tranche B Term Loan, 3.563% -    708,730

                     Life Sciences Tools & Services - 0.2%
     198,125         Life Technologies Corp., Facility Term Loan B, 5   200,189
                     Total Pharmaceuticals & Biotechnology & Life Sci   908,919

                     Diversified Financials - 3.9%
                     Other Diversified Financial Services - 1.2%
     987,500         Metavante Corp., Term Loan, 2.778%, 11/3/14        970,631
     794,000         SRAM LLC., Term Loan, 7.0% - 8.0%, 9/30/14         722,540
                                                                       1,693,171
                     Specialized Finance - 1.1%
     839,141         Ace Cash Express, Inc., Term Loan, 3.598%, 10/5/   604,181
     944,837         Collect Acquisition Corp., Advance Term Loan B,    859,801
                                                                       1,463,982
                     Consumer Finance - 1.1%
     988,153         Dollar Financial Corp., Canadian Borrower Term L   906,630
     726,583         Dollar Financial Corp., Delayed Draw Term Loan,    666,640
                                                                       1,573,270
                     Investment Banking & Brokerage - 0.5%
     689,500         MSCI, Inc., Term Loan B, 2.785% - 3.174%, 11/20/   668,815
                     Total Diversified Financials                      5,399,238

                     Insurance - 3.2%
                     Insurance Brokers - 2.6%
     1,473,750       Alliant Holdings I, Inc., Term Loan, 3.598%, 8/2  1,344,797
     108,061         HUB International, Ltd., Delay Draw Term Loan, 2    99,619
     480,761         HUB International, Ltd., Initial Term Loan, 2.78   443,201
     1,960,000       USI Holdings Corp., Tranche B Term Loan, 3.35%,   1,666,000
                                                                       3,553,617
                     Multi-Line Insurance - 0.6%
     785,477         AmWins Group, Inc., Initial Term Loan, 3.11% - 3   505,651
     1,000,000       AmWins Group, Inc., Second Lien Initial Term Loa   400,000
                                                                        905,651
                     Total Insurance                                   4,459,268

                     Software & Services - 3.6%
                     IT Consulting & Other Services - 2.0%
     425,000         Activant Solutions Inc., Term Loan, 2.313% - 2.6   384,625
     557,346         Keane International, Inc., Closing Date Term Loa   452,844
     42,654          Keane International, Inc., Synthetic LC Loan, 2.    34,656
     1,954,887       SunGard Data Systems, Inc., Tranche A U.S.Term L  1,857,143
                                                                       2,729,268
                     Application Software - 0.7%
     984,733         Nuance Communications, Inc., Term Loan, 2.29%, 3   934,265

                     Systems Software - 0.9%
     1,439,788       Vangent, Inc., Term Loan, 2.92%, 2/14/13          1,328,204
                     Total Software & Services                         4,991,737

                     Technology Hardware & Equipment - 1.1%
                     Electronic Equipment & Instruments - 1.1%
     1,258,775       H3C Holdings, Ltd., Tranche B Term Loan, 4.794%,  1,136,044
     488,773         Scitor Corp., Term Loan, 4.54%, 9/26/14            432,564
                     Total Technology Hardware & Equipment             1,568,608

                     Semiconductors & Semiconductor Equipment - 0.5% Semiconductor Equipment - 0.5%
     973,152         Freescale Semiconductor, Inc., Term Loan, 2.059%   722,912
                     Total Semiconductors & Semiconductor Equipment     722,912

                     Telecommunication Services - 3.2%
                     Alternative Carriers - 0.9%
     750,000         Murray Energy Corp., Second Lien Term Loan, 8.5%   735,000
     502,611         PAETEC Holding Corp., Replacement Term Loan, 2.7   476,852
                                                                       1,211,852
                     Integrated Telecommunication Services - 0.7%
     436,017         Telesat Canada, U.S. Term I Loan, 3.29%, 10/31/1   419,471
     37,450          Telesat Canada, U.S. Term II Loan, 3.29%, 10/31/    36,029
     250,000         Wind Telecomunicazioni S.P.A., Facility Term Loa   238,333
     250,000         Wind Telecomunicazioni S.P.A., Facility Term Loa   238,333
                                                                        932,166
                     Wireless Telecommunication Services - 1.6%
     1,714,736       MetroPCS Wireless, Inc.,Tranche B Term Loan, 2.5  1,643,360
     587,121         Stratos Global Corp., Facility Term Loan B, 3.09   569,508
                                                                       2,212,868
                     Total Telecommunication Services                  4,356,886

                     Utilities - 1.6%
                     Electric Utilities - 0.1%
     250,000         Texas Competitive Electric Holdings Co. LLC, Ini   193,680

                     Independent Power Producers & Energy Traders - 1.5%
     1,955,225       Calpine Corp., First Priority Term Loan, 3.475%,  1,799,622
     184,378         Mach Gen LLC, First Lien Synthetic LC Loan, 0.34   167,170
                                                                       1,966,792
                     Total Utilities                                   2,160,472
                     TOTAL FLOATING RATE LOAN INTERESTS
                     (Cost $64,280,377)
56,835,372

                     FIXED RATE LOAN INTERESTS - 0.6% of Net Assets
                     Materials - 0.1%
                     Diversified Metals & Mining - 0.1%
     100,000         Blaze Recycling & Metals, LLC, Term Loan, 15.0%,   100,000
                     Total Materials                                    100,000

                     Semiconductors & Semiconductor Equipment - 0.5%
                     Semiconductor Equipment - 0.5%
     824,876    (m)  Freescale Semiconductor, Inc., Incremental Term    761,979
                     Total Semiconductors & Semiconductor Equipment     761,979
                     TOTAL FIXED RATE LOAN INTERESTS
                     (Cost $1,032,152)                                  861,979


     Shares          COMMON STOCK - 0.0% of Net Assets
                     Materials - 0.0%
                     Forest Products - 0.0%
     13,963     (j)  Ainsworth Lumber Co., Ltd.                          12,916
                     Total Materials                                     12,916
                     Energy - 0.0%
                     Oil & Gas Equipment & Services - 0.0%
     383,316    (j)  Skeie Drilling & Production ASA                     34,870
                     Total Energy                                        34,870
                     TOTAL COMMON STOCK
                     (Cost $137,186)                                     47,786

                     CONVERTIBLE PREFERRED STOCK - 0.4% of Net Assets Diversified Financials - 0.4%
                     Other Diversified Financial Services - 0.4%
     595             Bank of America Corp.                              499,800
                     TOTAL CONVERTIBLE PREFERRED STOCK
                     (Cost $490,737)                                    499,800

                     WARRANTS - 0.0% of Net Assets
                     Real Estate - 0.0%
                     Real Estate Development - 0.0%
     750,000  (h)(j) Neo-China Group Holdings, Ltd., Expires 7/22/12     24,193
                     TOTAL WARRANTS
                     (Cost $17,011)                                      24,193

                     TEMPORARY CASH INVESTMENTS - 8.8% of Net Assets
                     Repurchase Agreements - 4.4%
     3,000,000       Bank of America, 0.19%, dated 7/31/09, repurchase price of
                     $3,000,000 plus accrued interest
                     on 8/3/09 collateralized by $3,060,000 Federa    3,000,000

     3,000,000       JPMorgan, 0.20%, dated 7/31/09, repurchase price of
                     $3,000,000 plus accrued interest
                     on 8/3/09 collateralized by $3,047,453 Freddi    3,000,000
                     Total Repurchase Agreements                      6,000,000

                     Securities Lending Collateral - 4.4%(k)
                     Certificates of Deposit:
     142,288         Abbey National Plc, 1.27%, 8/13/09                 142,288
     284,382         Cafco, 0.40%, 10/1/09                              284,382
     71,096          Char FD, 0.28%, 10/26/09                            71,096
     213,316         Char FD, 0.30%, 10/5/09                            213,316
     199,116         Ciesco, 0.40%, 9/9/09                              199,116
     284,414         Kithaw, 0.40%, 9/21/09                             284,414
     284,555         Merrill Lynch, 0.38%, 8/14/09                      284,555
     179,135         Old LLC, 0.30%, 10/16/09                           179,135
     113,865         Old LLC, 0.32%, 10/15/09                           113,865
     213,431         Royal Bank of Canada NY, 1.19%, 8/7/09             213,431
     284,575         Societe Generale, 1.06%, 9/4/09                    284,575
     51,769          TB LLC, 0.25%, 8/12/09                              51,769
     284,575         U.S. Bank NA, 0.76%, 8/24/09                       284,575
                                                                       2,606,517
                     Commercial Paper:
     142,288         CME Group, Inc., 1.21%, 8/6/09                     142,288
     57,461          GE, 0.32%, 10/26/09                                 57,461
     213,479         GE, 0.59%, 9/18/09                                 213,479
     284,575         HSBC Bank, Inc., 1.31%, 8/14/09                    284,575
     71,144          IBM, 0.90%, 9/25/09                                 71,144
     284,575         Monumental Global Funding, Ltd., 1.28%, 8/17/09    284,575
     256,118         New York Life Global, 0.75%, 9/4/09                256,118
                                                                       1,309,640
                     Tri-party Repurchase Agreements:
     832,158         Barclays Capital Markets, 0.19%, 8/3/09            832,158
     996,013         Deutsche Bank, 0.19%, 8/3/09                       996,013
                                                                       1,828,171
     Shares          Money Market Mutual Fund:
     142,288         Dreyfus Prefferred Money Market Fund               142,288
     142,288         Fidelity Prime Money Market Fund                   142,288
                                                                        284,576
                     Total Securities Lending Collateral               6,028,904
                     TOTAL TEMPORARY CASH INVESTMENTS
                     (Cost $12,028,904)                               12,028,904
                     TOTAL INVESTMENTS IN SECURITIES - 141.5%
                     (Cost $227,636,368) (l)                        194,532,245
                     OTHER ASSETS AND LIABILITIES - (41.5)%        (57,079,131)
                 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100% 137,453,114

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally
                    to qualified institutional buyers in a transaction exempt
                     from registration. At July 31, 2009, the value of these securities amounted to $71,662,302 or 52.1% of total net assets applicable to common shareowners.

     (a) Floating rate note. The rate shown is the coupon rate at July 31, 2009.

     (b) On July 31, 2009, the security was not in default but defaulted after the period end.

     (c) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

     (d)             Security is in default and is non-income producing.

     (e)             Security is a perpetual bond and has no
                     definite maturity date.

     (f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
                     The rate shown is the coupon rate at July 31, 2009.

     (g)             Security is priced as a unit.

     (h)             Indicates a security that has been deemed illiquid.
                     The aggregate cost of illiquid securities is $466,209. The aggregate value $94,372 represents 0.1% of total net assets applicable to common shareowners.

     (i) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                  European banks, such as LIBOR (London InterBank Offered
Rate),
                 (ii) the prime rate offered by one or more major United States banks,
                   (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the coupon rate accruing at July 31, 2009.

     (j)             Non-income producing.

     (k) Securities lending collateral is managed by Credit Suisse, New York branch.

     (l)        At July 31, 2009, the net unrealized loss on investments
                     based on cost for federal income tax purposes of $228,703,732 was as follows:

                  Aggregate gross unrealized gain for all investments in
which
                        there is an excess of value over tax cost
$3,034,421

                   Aggregate gross unrealized loss for all investments in
which
                        there is an excess of tax cost over value
(37,205,908)
                     Net unrealized loss
($34,171,487)
                   For financial reporting purposes net unrealized loss was $33,104,123 and cost of investments aggregated $227,636,368.

     (m)         At July 31, 2009, the following securities were out on
loan:
     Principal
      Amount
      USD ($)                          Description                      Value
($)
      47,092         Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A    19,661
     379,000         Aleris International, Inc., 10.0%, 12/15/16         5,685
     970,000         Allison Transmission, Inc., 11.0%, 11/1/15 (144A   882,700
     970,000         First Data Corp., 9.875%, 9/24/15                  818,438
     608,000         Freescale Semiconductor, Inc., Incremental Term    561,640
     495,000         Harvest Operations Corp., 7.875%, 10/15/11         430,650
      5,000          Intcomex, Inc., 11.75%, 1/15/11                     1,956
     610,000         MBIA Insurance Corp., 14.0%, 1/15/33 (144A)        215,788
     305,000         PAETEC Holding Corp., 9.5%, 7/15/15                263,825
     775,000         Sally Holdings LLC, 10.5%, 11/15/16                798,250
      67,000         Sanmina-SCI Corp., 6.75%, 3/1/13                    60,970
     178,000         Scientific Games International, Inc., 9.25%, 6/1   184,230
     1,100,000       Texas Competitive Electric Holdings Co. LLC, 10.   863,500
     1,232,000       Univision Communications, Inc., 9.75%, 3/15/15 (   813,120
     495,000         Wells Fargo Capital XV, 9.75%                      503,663
                                                                     6,424,076


                     Glossary of Terms:
                     LC - Letter of Credit

                     Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                     EURO                       Euro
                     NOK                        Norwegian Krone

                                  Level 1     Level 2     Level 3      Total

Asset backed                   $ -       $4,348,512     $-         $4,348,512
Collateralized mortga           -         2,015,442                 2,015,442
Corporate bonds & not           -       112,563,025     200,000   112,763,025
Convertible bonds & n            -        5,107,232     -           5,107,232
Floating rate loan in           -           761,979    (100,000)      861,979
Common stocks                   47,786         -                       47,786
Convertible preferred           499,800        -           -          499,800
Warrants                         -           24,193        -           24,193
Temporary cash invest           -        12,028,904         -      12,028,904
Total                        $547,586   $193,684,659  $300,000   $194,532,245

Other Financial Instr           ($63,549) $ -             $-        ($63,549)

*Other financial instruments include foreign exchange contracts


                                        Corporate bonds  Fixed rate
                                           & notes          loan       Total
Beginning balance 4/30/09                  $-            $-          $-
Total gains or losses (realized/unrealized)
Included in earn
     assets)                                   -          -            -
Purchases, issuance,                       200,000      100,000     300,000
Transfers in and/or o                           -          -           -
Ending balance 7/31/09                   $200,000    $100,000       $300,000


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.